Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	As of December 31,
	2024	2025

	(In US$ thousands)
Cash and cash equivalents:	$1,890,632	$2,298,941
Short-term investments:
Bank time deposits	389,905	29,222
Wealth management products	69,947	76,917
Subtotal	459,852	106,139
Total cash, cash equivalents and short-term investments	$2,350,484	$2,405,080